Notes Receivable and Convertible Note Payable (Details 1)	Aug. 31, 2019 USD ($)
Notes Receivable and Convertible Notes Payable (Tables)
2020	$ 25,000
2021	25,000
2022	60,000
Notes Payable	$ 110,000